OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2025
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities
	As of September 30,	As of March 31,
	2025	2025
Advances from customers	$-	$73,321
Loan payable to the third parties	2,748,225	2,250,000
Interest payables	322,234	218,630
Deposit	50,000	50,000
Others	-	29,612
Total	$3,120,459	$2,621,563